The Trust - Additional Information (Detail) - Royal Dutch Shell Dividend Access Trust [Member]	12 Months Ended
Dec. 31, 2017
Disclosure Of Entity Information [Line Items]
Date of incorporation	May 19, 2005
Name of parent entity	The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited (Shell Transport), and Royal Dutch Shell plc (the Company)
Legal form of entity	The Trust is governed by the applicable laws of England and Wales
Domicile of entity	Jersey
Length of life of limited life entity	The Trust shall not endure for a period in excess of 80 years from May 19, 2005, being the date on which the Trust Deed was executed.